Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Beginning Balance, Fair value		$ 6,956,000
Initial measurement on February 17, 2021	11,217,334
Change in valuation inputs or other assumptions	(4,261,334)	313,334
Transfer to Level 1
Transfer to Level 2		(7,269,334)
Ending Balance, Fair value	6,956,000
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Beginning Balance, Fair value		9,573,750
Initial measurement on February 17, 2021	15,438,750
Change in valuation inputs or other assumptions	(5,865,000)	345,000
Transfer to Level 1		(9,918,750)
Transfer to Level 2
Ending Balance, Fair value	9,573,750
Total Level 3 Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Beginning Balance, Fair value		16,529,750
Initial measurement on February 17, 2021	26,656,084
Change in valuation inputs or other assumptions	(10,126,334)	658,334
Transfer to Level 1		(9,918,750)
Transfer to Level 2		(7,269,334)
Ending Balance, Fair value	$ 16,529,750